Deferred tax	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax	16 Deferred tax
Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2023	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)
Differences on exchange	2	26	1	12	1	798	(78)	762
(Charged)/credited to the income statement	(1)	72	153	(4)	(35)	5,384	8	5,577
Credited/(charged) relating to changes in tax rates	—	—	9	—	—	105	(8)	106
Credited/(charged) to other comprehensive income	—	—	—	—	35	—	(23)	12
Net reclassifications as held-for-sale	1	(4)	—	—	—	—	11	8
31 December 2023	32	(21)	373	(221)	39	(12,486)	1,003	(11,281)
1 January 2022	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)
Differences on exchange	(8)	(20)	5	(8)	7	(2,109)	126	(2,007)
Credited/(charged) to the income statement	46	50	77	—	(18)	70	(51)	174
(Charged)/credited relating to changes in tax rates	—	(3)	34	—	(1)	45	(9)	66
Charged to other comprehensive income	—	—	—	—	(89)	—	(17)	(106)
Net reclassifications as held-for-sale	(4)	9	—	—	—	—	(27)	(22)
31 December 2022	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)
The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £911 million and deferred tax liability of £12,192 million (2022: deferred tax asset of £682 million and deferred tax liability of £18,428 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.
The Group net deferred tax liability of £11,281 million includes a net deferred tax asset of £493 million in relation to UK Group companies, which relates mainly to tax losses (£363 million) and the excess of capital allowances over depreciation (£196 million). The tax losses are expected to be utilised in future periods as a result of increased profitability in UK Group companies which is expected follow from improved efficiency in the delivery of business activities. Based on current forecasts UK group companies are expected to generate taxable profits from 2026, from which time it is expected that the tax losses will start to reduce. The losses are forecast to be fully utilised within 6 years thereafter, accounting for a  10% increase or decrease in the total profits of UK group companies.
As disclosed in Note 1 Accounting Policies, the Group has applied the mandatory exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes in accordance with IAS12 Income Taxes.
At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £360 million (2022:
£364 million) which have no expiry date and unused tax losses of £285 million (2022: £429 million) which will expire within the next 20 years.
In 2023 and 2022 the Group has not recognised any deferred tax asset in respect of deductible temporary differences which have no expiry date and has not recognised £25 million (2022: £41 million) in respect of deductible temporary differences which will expire within the next 10 years.
At the balance sheet date, the Group has unused tax credits of £80 million (2022: £80 million) which have no expiry date. No amount of deferred tax has been recognised in respect of these unused tax credits.
At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax and for which no withholding tax liability has been recognised was £1.1 billion (2022: £1.6 billion).